INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Dispositions by series (Details)	12 Months Ended
	Mar. 31, 2021 USD ($) item	Mar. 31, 2020 USD ($) item
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	31	49
Sale of Underlying Operating Partnership | item	4	10
Fund Proceeds (loss) from Disposition	$ 7,094,498	$ 15,955,684
Fund Proceeds (loss) from Disposition	7,094,498	15,955,684
Gain (loss) on Disposition	7,094,752	$ 15,973,739
Series Twenty Four [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		4
Sale of Underlying Operating Partnership | item		0
Fund Proceeds (loss) from Disposition		$ 278,516
Fund Proceeds (loss) from Disposition	$ 0	278,516
Gain (loss) on Disposition		$ 278,516
Series Twenty Six [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2	5
Sale of Underlying Operating Partnership | item	0	0
Fund Proceeds (loss) from Disposition	$ 18,800	$ 109,433
Fund Proceeds (loss) from Disposition	18,800	109,433
Gain (loss) on Disposition	18,800	$ 109,433
Series Twenty Seven [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		2
Sale of Underlying Operating Partnership | item		1
Fund Proceeds (loss) from Disposition		$ 856,766
Fund Proceeds (loss) from Disposition	0	856,766
Gain (loss) on Disposition		$ 856,766
Series Twenty Eight [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		4
Sale of Underlying Operating Partnership | item		0
Fund Proceeds (loss) from Disposition		$ 73,248
Fund Proceeds (loss) from Disposition	$ 0	73,248
Gain (loss) on Disposition		73,248
Series Twenty Nine [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	3
Sale of Underlying Operating Partnership | item	0
Fund Proceeds (loss) from Disposition	$ 44,500
Fund Proceeds (loss) from Disposition	44,500	$ 0
Gain (loss) on Disposition	44,500
Series Thirty One [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		0
Sale of Underlying Operating Partnership | item		1
Fund Proceeds (loss) from Disposition		$ 619,800
Fund Proceeds (loss) from Disposition	$ 0	619,800
Gain (loss) on Disposition		$ 619,800
Series Thirty Two [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1	2
Sale of Underlying Operating Partnership | item	1	0
Fund Proceeds (loss) from Disposition	$ 2,571,228	$ 158,324
Fund Proceeds (loss) from Disposition	2,571,228	158,324
Gain (loss) on Disposition	$ 2,571,228	$ 159,553
Series Thirty Three [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	0	0
Sale of Underlying Operating Partnership | item	1	1
Fund Proceeds (loss) from Disposition	$ 2,492,020	$ 1,469,594
Fund Proceeds (loss) from Disposition	2,492,020	1,469,594
Gain (loss) on Disposition	$ 2,492,020	$ 1,469,594
Series Thirty Four [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1	2
Sale of Underlying Operating Partnership | item	0	0
Fund Proceeds (loss) from Disposition	$ 20,800	$ 284,500
Fund Proceeds (loss) from Disposition	20,800	284,500
Gain (loss) on Disposition	20,800	$ 284,500
Series Thirty Five [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		2
Sale of Underlying Operating Partnership | item		0
Fund Proceeds (loss) from Disposition		$ 1,555,642
Fund Proceeds (loss) from Disposition	0	1,555,642
Gain (loss) on Disposition		$ 1,555,642
Series Thirty Six [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		1
Sale of Underlying Operating Partnership | item		1
Fund Proceeds (loss) from Disposition		$ 581,982
Fund Proceeds (loss) from Disposition	0	581,982
Gain (loss) on Disposition		$ 581,982
Series Thirty Eight [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		2
Sale of Underlying Operating Partnership | item		1
Fund Proceeds (loss) from Disposition		$ 1,506,757
Fund Proceeds (loss) from Disposition	0	1,506,757
Gain (loss) on Disposition		$ 1,506,757
Series Forty [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item		6
Sale of Underlying Operating Partnership | item		1
Fund Proceeds (loss) from Disposition		$ 2,962,372
Fund Proceeds (loss) from Disposition	$ 0	2,962,372
Gain (loss) on Disposition		$ 2,962,474
Series Forty One [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	6	3
Sale of Underlying Operating Partnership | item	0	0
Fund Proceeds (loss) from Disposition	$ 98,100	$ 28,040
Fund Proceeds (loss) from Disposition	98,100	28,040
Gain (loss) on Disposition	$ 98,100	$ 28,040
Series Forty Two [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	3	3
Sale of Underlying Operating Partnership | item	1	0
Fund Proceeds (loss) from Disposition	$ 722,200	$ 401,094
Fund Proceeds (loss) from Disposition	722,200	401,094
Gain (loss) on Disposition	$ 722,454	$ 401,094
Series Forty Three [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	11	1
Sale of Underlying Operating Partnership | item	0	1
Fund Proceeds (loss) from Disposition	$ 186,635	$ 1,277,506
Fund Proceeds (loss) from Disposition	186,635	1,277,506
Gain (loss) on Disposition	$ 186,635	$ 1,277,506
Series Forty Four [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1	2
Sale of Underlying Operating Partnership | item	0	2
Fund Proceeds (loss) from Disposition	$ 612,172	$ 3,092,325
Fund Proceeds (loss) from Disposition	612,172	3,092,325
Gain (loss) on Disposition	$ 612,172	$ 3,092,325
Series Forty Five [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	1	8
Sale of Underlying Operating Partnership | item	1	1
Fund Proceeds (loss) from Disposition	$ 214,717	$ 656,785
Fund Proceeds (loss) from Disposition	214,717	656,785
Gain (loss) on Disposition	$ 214,717	$ 673,509
Series Forty Six [Member]
Dispositions By Series Disclosure
Operating Partnership Interest Transferred | item	2	2
Sale of Underlying Operating Partnership | item	0	0
Fund Proceeds (loss) from Disposition	$ 113,326	$ 43,000
Fund Proceeds (loss) from Disposition	113,326	43,000
Gain (loss) on Disposition	$ 113,326	$ 43,000